Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–152.24%(a)
Alabama–1.01%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 270	$ 265,448
Series 2016, RB	5.75%	06/01/2045	20	16,841
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(b)	4.00%	12/01/2029	1,420	1,375,247
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	924,415
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,452,571
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,498,383
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	762,168
				6,295,073
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	367,723
Arizona–1.74%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,112,106
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	241,498
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,202,698
Series 2017, Ref. RB	5.00%	11/15/2045	980	791,808
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	672,996
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	477,048
Series 2021, RB(c)	4.00%	07/01/2051	875	646,327
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	443,410
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	318,858
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,062,814
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,055	736,441
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,062,187
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,035,467
				10,803,658
California–22.36%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,010	1,908,064
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	2,675	1,606,599
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(f)(g)(h)	5.00%	04/01/2027	2,325	2,520,871
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	2,720	2,454,768
Series 2009, GO Bonds(e)	0.00%	08/01/2031	5,270	4,007,729
California (State of); Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	2,350	1,820,541
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	689,978
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,335	935,572
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	250	244,332
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,327
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,680	280,773
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,788,149
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	$ 5	$ 4,368
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,119	3,982,835
Series 2023 1, RB	4.38%	09/20/2036	840	830,674
California (State of) Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	6,700	7,422,434
Series 2003 A, RB(b)(f)	5.00%	01/01/2028	4,500	4,942,514
Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,300	3,655,825
Series 2020, RB(b)(c)(i)	3.65%	01/31/2024	925	921,798
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	173,370
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,376,104
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2040	550	529,997
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	2,000	2,027,627
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,680	1,637,327
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	232,155
California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	945	951,909
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,400	1,409,031
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,075	3,080,626
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(c)	5.00%	12/01/2041	1,275	1,234,843
Series 2016 A, RB(c)	5.25%	12/01/2056	995	935,617
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	2,130	2,285,534
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	1,360	1,107,798
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	572,855
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	840	628,081
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	505	371,190
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2043	2,120	894,625
Series 2009, GO Bonds(e)	0.00%	08/01/2044	1,090	437,683
Series 2009, GO Bonds(e)	0.00%	08/01/2045	6,270	2,404,574
Series 2009, GO Bonds(e)	0.00%	08/01/2048	4,610	1,517,961
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	4,155	3,121,985
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	3,165	2,277,994
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,200,000
Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	4,070	413,446
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	905	973,946
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(i)	5.50%	05/15/2035	1,750	2,001,245
Series 2022 G, RB(i)	5.50%	05/15/2037	1,985	2,231,783
Series 2022, RB(i)	4.00%	05/15/2042	705	676,926
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, Ref. RB(i)	4.00%	05/15/2039	2,050	2,005,887
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,350	2,534,717
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,665	1,104,150
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	300	189,493
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,350	2,735,394
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	895	954,065
Series 2009 B, RB	6.50%	11/01/2039	585	679,848
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,985	1,800,800
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,400	2,016,988
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2034	$ 3,825	$ 2,506,171
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2035	4,120	2,571,495
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	300	176,953
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,785	992,407
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	7,840	6,640,813
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	8,475	6,435,903
Regents of the University of California Medical Center; Series 2022 P, RB(g)(h)	4.00%	05/15/2053	5,430	4,953,333
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,305	1,447,381
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,590	1,758,461
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,060	1,952,575
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2037	665	700,634
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	610	657,369
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	1,600	1,252,281
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(f)	5.50%	09/01/2023	570	572,912
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,445	1,224,690
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,532,320
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	11,350	7,868,742
				139,045,165
Colorado–5.01%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	459,267
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	753,846
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	928,268
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,510,685
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	576,608
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,788,824
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,508,840
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(f)	5.00%	06/01/2027	580	624,472
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	492,953
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2018 A, RB(h)(i)	5.25%	12/01/2048	5,740	5,947,376
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,710	1,771,779
Series 2022 A, RB(i)	5.00%	11/15/2047	2,985	3,117,910
Series 2022 A, RB(i)	5.50%	11/15/2053	615	666,405
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	395,130
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	658,831
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	709,895
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	815	654,392
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	570,040
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	762,069
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	662,201
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	455,370
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	347,620
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	465,876
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	465	439,675
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	460,186
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	808,689
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,174,562
				31,143,009
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.17%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	$ 550	$ 550,411
Series 2014 C, GO Bonds(h)	5.00%	06/01/2035	6,060	6,140,648
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,828,227
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	295,546
District of Columbia Water & Sewer Authority; Series 2022, RB(h)	5.00%	10/01/2044	5,805	6,235,593
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,139,442
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,534,453
				19,724,320
Florida–8.42%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	704,877
Series 2022 B, RB(c)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	451,149
Broward (County of), FL;
Series 2017, RB(g)(h)(i)	5.00%	10/01/2047	3,615	3,678,299
Series 2019 B, RB(i)	4.00%	09/01/2044	840	792,109
Series 2022 A, RB(g)(h)	4.00%	10/01/2047	4,110	4,023,126
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,208,235
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,148,308
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(c)(k)(l)	7.75%	05/15/2035	1,756	193,210
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,211,899
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	840	595,219
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(b)(c)(i)	7.25%	10/03/2023	835	848,774
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	670	647,054
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	510	517,175
Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	945,618
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	569,776
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	242,208
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	876,629
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,030	1,120,408
Series 2022, RB	5.25%	08/01/2049	4,180	4,510,865
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,980	2,155,035
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	822,881
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,964,848
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,345	1,418,355
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,525	2,407,604
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	985	905,333
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(d)	5.00%	07/01/2035	3,415	3,449,872
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	4,150	4,449,453
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,010	1,056,334
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	320,925
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	375,939
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	125,708
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	455	89,813
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	390	68,580
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	856,989
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	$ 1,675	$ 1,495,933
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	777,434
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,318,336
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,340	906,785
				52,339,578
Georgia–1.64%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	2,735,110
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(g)(h)	4.00%	07/01/2044	3,380	3,306,756
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	500	359,098
Main Street Natural Gas, Inc.;
Series 2021 A, RB(b)	4.00%	09/01/2027	1,340	1,334,446
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,225,615
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,214,656
				10,175,681
Hawaii–0.77%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(f)	5.50%	07/01/2043	3,000	3,001,626
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,776,929
				4,778,555
Idaho–0.86%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,308,193
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,525	2,818,358
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,675	1,243,725
				5,370,276
Illinois–12.15%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	641,312
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	401,187
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	319,213
Series 2008, Ref. RB(b)(f)	5.00%	06/08/2023	280	280,066
Series 2014, RB	5.00%	11/01/2039	750	757,858
Series 2014, Ref. RB(b)(f)	5.00%	01/01/2024	1,000	1,008,908
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,211,613
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,533,531
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	791,698
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,642,639
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,316,387
Series 2017 D, RB(i)	5.00%	01/01/2052	5,000	5,059,215
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,496,400
Series 2022 A, RB (INS - AGM)(d)(i)	5.50%	01/01/2053	1,390	1,490,484
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	955	922,979
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	625	661,413
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	502,279
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	947,483
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	2,280	2,281,679
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,551,906
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,100,898
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,970	2,994,042
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(d)	5.25%	07/01/2029	$ 1,880	$ 1,883,325
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,108,964
Series 2014, GO Bonds	5.00%	05/01/2035	285	287,082
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,006,292
Series 2016, GO Bonds	5.00%	11/01/2036	715	734,314
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,772,942
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	117,011
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,931,672
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,216,244
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,135,788
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,295
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(f)	5.00%	09/01/2024	1,250	1,275,232
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	585,348
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	670	526,336
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,455,199
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(f)	6.75%	08/15/2023	1,430	1,437,816
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	965	886,791
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	230	221,998
Series 2017, Ref. RB	5.25%	02/15/2037	200	197,104
Series 2017, Ref. RB	5.25%	02/15/2047	835	773,130
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(d)(e)	0.00%	12/15/2029	3,520	2,729,129
Series 2002, RB (INS - AGM)(d)(e)	0.00%	12/15/2029	2,500	1,947,020
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,026,241
Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(d)	6.50%	07/01/2030	2,280	2,690,832
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,060	1,073,811
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	965	976,789
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(h)	5.00%	01/01/2038	12,300	12,311,680
				75,581,575
Indiana–1.03%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	415,290
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(f)(i)	5.00%	07/01/2023	500	500,534
Series 2013, RB(b)(f)(i)	5.00%	07/01/2023	1,965	1,967,097
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,795	1,761,372
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	240	241,116
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,523,720
				6,409,129
Iowa–0.95%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,168,937
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	401,140
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,735	2,765,882
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	388,434
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,175,089
				5,899,482
Kansas–0.37%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,487,408
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	799,579
				2,286,987
Kentucky–2.50%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(i)	4.70%	01/01/2052	665	618,574
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(m)	4.96%	02/01/2025	$ 700	$ 701,009
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,111,746
Series 2015 A, RB	5.00%	07/01/2040	2,770	2,755,963
Series 2015 A, RB	5.00%	01/01/2045	390	379,992
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	930,339
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	890,243
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(f)	5.75%	07/01/2023	1,000	1,001,331
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(h)	5.00%	09/01/2044	3,860	4,141,471
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,007,833
				15,538,501
Louisiana–0.69%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	910	783,604
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,145	1,156,411
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,722,167
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	610	614,555
				4,276,737
Maryland–0.91%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,350,226
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	720	727,367
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(f)	5.00%	07/01/2024	1,465	1,487,967
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	844,155
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	664,169
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	140,196
Series 2017 B, RB	5.00%	11/01/2047	550	458,457
				5,672,537
Massachusetts–3.64%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	5.25%	07/01/2053	3,360	3,774,076
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	3,530	3,867,962
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,205	1,210,242
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	1,175	1,222,917
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,005	1,066,963
Series 2021 E, RB(i)	5.00%	07/01/2046	1,055	1,100,211
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	2,000	2,366,547
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	7,550	8,003,717
				22,612,635
Michigan–3.23%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	256,496
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	253,996
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2036	2,000	2,011,280
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,791,206
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	$ 320	$ 298,509
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,715	2,829,354
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	798,202
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	556,230
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	557,570
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	645	660,943
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	158,221
Series 2020, Ref. RB	5.00%	06/01/2045	490	426,269
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(f)(g)(h)	5.00%	12/01/2046	3,655	3,731,301
Series 2017, Ref. RB	4.00%	12/01/2040	855	838,710
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,006,932
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	500	460,100
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,690	1,677,445
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	775,408
				20,088,172
Minnesota–0.20%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	324,215
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	598,822
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	349,570
				1,272,607
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	702,189
Missouri–2.10%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	981,821
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,700	4,835,646
Series 2019 B, RB (INS - AGM)(d)(i)	5.00%	03/01/2049	1,005	1,030,659
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	356,885
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	307,410
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,734,254
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,375,730
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,653,200
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	752,989
				13,028,594
Nebraska–2.12%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,814,364
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.25%	02/01/2052	6,355	7,051,277
Series 2022, RB(g)(h)	5.25%	02/01/2052	2,080	2,307,892
				13,173,533
New Hampshire–0.49%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	304	292,655
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,651	1,592,713
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,135,200
				3,020,568
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–5.34%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	$ 3,390	$ 3,459,337
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	240	240,119
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2047	945	935,732
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,250	2,256,687
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,399,883
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	14,305	12,647,552
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	933,865
Series 2018 A, RN(g)(h)	5.00%	06/15/2029	1,575	1,646,998
Series 2018 A, RN(g)(h)	5.00%	06/15/2030	535	558,831
Series 2022, RB	5.25%	06/15/2046	1,425	1,536,394
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,967,372
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,743,046
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,850	1,858,923
				33,184,739
New York–18.27%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(i)	5.00%	01/01/2035	1,600	1,618,833
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,279,235
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,118,659
Series 2017 A, Ref. RB (INS - AGM)(d)	4.00%	02/15/2047	360	352,505
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	705	685,916
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	607,890
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	2,015	1,983,872
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,383,874
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2055	2,340	2,145,436
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,480	2,664,944
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,500	1,667,156
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2038	1,355	1,547,541
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2042	2,305	2,583,501
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(d)	3.00%	01/01/2046	2,525	1,939,810
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,627,843
Series 2022, RB(h)	5.00%	06/15/2051	5,070	5,436,222
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	843,932
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,455,521
Subseries 2013, RB(h)	5.00%	11/01/2038	4,500	4,512,019
New York (State of) Dormitory Authority; Series 2022, RB(h)	4.00%	03/15/2046	5,000	4,901,173
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2028	2,900	3,221,939
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	2,455	2,786,443
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,389,432
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,040	1,173,832
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,700	3,662,919
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	4,175	4,007,101
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,542,176
Series 2019 B, RB (INS - AGM)(d)(g)(h)	4.00%	01/01/2050	2,625	2,528,071
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,449,301
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	257,193
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,404,349
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	$ 3,135	$ 3,245,413
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	5,984,710
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,293,154
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	570	587,900
Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	969,297
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,295	1,296,598
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,341,819
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,139,863
Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,029,676
Series 2018, RB(i)	5.00%	01/01/2036	335	341,509
Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,041,628
Series 2020, RB(i)	4.38%	10/01/2045	1,160	1,100,456
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	2,975,534
Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,653,735
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,265	1,320,483
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	705	684,052
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,524,812
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	750	799,916
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,195,349
Series 2022, RB(h)	5.00%	05/15/2051	5,480	5,860,731
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,418,117
				113,583,390
North Carolina–0.52%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,127,812
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,091,897
				3,219,709
North Dakota–0.52%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,315	1,866,710
Series 2017 C, RB	5.00%	06/01/2053	1,725	1,344,487
				3,211,197
Ohio–5.61%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	798,804
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	451,244
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,315	4,721,084
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,275	7,666,846
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,650	963,839
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,001,787
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2026	3,545	3,137,076
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2028	3,845	3,175,331
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2038	2,800	1,409,508
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	645	644,440
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$ 640	$ 646,194
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,615,044
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,822,499
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,489,696
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,215,846
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,460,178)(c)(l)	6.00%	04/01/2038	1,490	521,500
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	823,196
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,236,392
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	575	546,666
				34,886,992
Oklahoma–0.73%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,775	3,450,313
Series 2018 B, RB	5.50%	08/15/2057	1,230	1,109,997
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825
				4,562,135
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(c)	6.00%	10/05/2040	840	840,000
Oregon–1.17%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	464,813
Oregon (State of); Series 2019, GO Bonds(g)(h)	5.00%	08/01/2044	3,360	3,616,818
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2048	1,430	1,562,905
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	1,605	1,658,655
				7,303,191
Pennsylvania–3.00%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	748,098
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	527,657
Series 2021, RB	5.00%	11/01/2051	680	696,745
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2048	545	507,417
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,015	2,066,776
Series 2022, RB (INS - AGM)(d)(i)	5.00%	12/31/2057	1,005	1,028,275
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,499,690
Series 2019 A, RB	5.00%	12/01/2049	215	224,696
Series 2020 B, RB	5.00%	12/01/2050	590	620,234
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,171,945
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(i)	5.00%	06/01/2029	500	529,005
Series 2023 A, RB(i)	5.00%	06/01/2030	685	732,727
Series 2023 A, RB(i)	5.00%	06/01/2031	750	805,190
Series 2023 A, RB(i)	5.00%	06/01/2032	875	942,314
Philadelphia (City of), PA; Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	4,320	4,382,120
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,791,792
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	380,101
				18,654,782
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 3,005	$ 3,005,125
Series 2002, RB	5.63%	05/15/2043	1,825	1,835,357
Series 2005 A, RB(e)	0.00%	05/15/2050	5,570	993,412
Series 2005 B, RB(e)	0.00%	05/15/2055	2,530	259,961
Series 2008 A, RB(e)	0.00%	05/15/2057	14,910	1,006,107
Series 2008 B, RB(e)	0.00%	05/15/2057	37,725	2,090,172
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,224,290
Subseries 2022, RN	0.00%	11/01/2043	1,593	778,614
Subseries 2022, RN	0.00%	11/01/2051	3,568	1,725,746
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	850	828,704
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2029	1,900	1,883,914
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	725	719,205
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	640	628,749
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,680	1,614,900
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,405	1,077,026
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,116	1,323,445
Series 2018 A-1, RB(e)	0.00%	07/01/2046	8,320	2,248,470
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,905	2,171,747
Series 2018 A-1, RB	4.75%	07/01/2053	1,469	1,362,144
Series 2018 A-1, RB	5.00%	07/01/2058	6,706	6,423,997
Series 2019 A-2, RB	4.33%	07/01/2040	1,655	1,537,380
				34,738,465
Rhode Island–0.46%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	710,487
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,141,326
				2,851,813
South Carolina–1.70%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(f)	5.25%	08/01/2023	4,450	4,462,734
South Carolina (State of) Ports Authority; Series 2015, RB(b)(f)(i)	5.25%	07/01/2025	1,045	1,077,102
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	3,830	3,841,349
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,176,768
				10,557,953
South Dakota–0.44%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,765,170
Tennessee–2.10%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,284,696
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,850,331
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,085	2,395,097
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	3,019,688
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,275	1,311,767
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	570	584,011
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,617,527
				13,063,117
Texas–19.86%
Alamo Community College District; Series 2012, GO Bonds(h)	5.00%	08/15/2034	4,895	4,900,224
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2039	$ 1,175	$ 1,325,296
Series 2023, Ref. RB	5.25%	11/15/2053	2,185	2,418,616
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	670	703,829
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,264,389
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,684,141
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,042,129
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,879,849
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,362,839
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,215,964
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,345	1,350,723
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	820	820,298
Series 2021 A, RB(i)	4.00%	07/01/2041	585	510,821
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	506,809
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2026	3,975	3,511,462
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2027	5,015	4,274,508
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,230	1,258,175
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,293,686
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,100	2,035,617
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	862,100
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,125	2,038,282
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	510,000
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,041,221
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	1,145	1,148,484
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	903,609
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,522,437
Series 2020, RB	5.25%	10/01/2055	2,520	1,952,636
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	16,400	13,993,941
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2029	2,725	2,246,319
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,550	2,708,879
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	1,760	1,945,318
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,300	1,472,770
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2032	2,265	2,265,225
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2037	2,475	2,473,430
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,730,655
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,217,176
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(h)	5.00%	02/15/2047	3,415	3,484,741
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,472,299
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	851,684
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(k)	6.38%	02/15/2048	1,785	981,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	79,229
Series 2020, Ref. RB	6.75%	11/15/2051	85	76,537
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,138
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	655	664,465
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2037	$ 1,250	$ 615,530
Series 2019, RB(e)	0.00%	08/01/2039	1,400	608,096
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(d)(e)	0.00%	08/15/2027	6,800	5,911,026
Series 2002, RB(e)(f)	0.00%	08/15/2027	200	174,689
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,075	1,648,674
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	705	357,576
Series 2015 C, Ref. RB	5.00%	08/15/2034	5,000	5,052,214
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,485	5,508,135
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,379,758
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,955	3,071,319
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,036,717
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,258,431
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	3,340	3,664,827
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,756
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,365	3,136,210
				123,507,658
Utah–0.64%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	375,434
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	840	872,518
Series 2021 A, RB(i)	5.00%	07/01/2051	450	464,400
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,880,722
				3,953,002
Virginia–2.03%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	2,011,708
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	310,385
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(k)	5.00%	09/01/2050	330	206,092
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,054,799
Series 2022, Ref. RB(i)	5.00%	07/01/2038	2,250	2,310,044
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2052	535	540,007
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,625	1,633,680
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,149,233
Series 2017, RB(i)	5.00%	12/31/2056	2,420	2,381,191
				12,597,139
Washington–2.68%
City of Tacoma WA Sewer Revenue; Series 2023, RB(h)	4.00%	12/01/2047	2,785	2,685,704
Kalispel Tribe of Indians; Series 2018 A, RB(c)	5.00%	01/01/2032	1,340	1,378,191
Seattle (Port of), WA; Series 2022 B, Ref. RB(i)	5.50%	08/01/2047	500	541,537
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(d)(e)	0.00%	12/01/2029	5,100	4,098,726
Series 2019 A, GO Bonds(h)	5.00%	08/01/2042	1,850	1,971,018
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	830	831,781
Series 2018, RB	5.00%	07/01/2048	3,440	3,470,437
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	334,858
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	268,859
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$ 1,209	$ 1,106,471
				16,687,582
West Virginia–0.42%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	840	908,234
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,735,381
				2,643,615
Wisconsin–5.15%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,520	1,652,975
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	29,640	4,413,070
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,705,083
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	835	577,104
Series 2021, RB	4.00%	08/15/2051	2,805	2,459,141
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,315,431
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,399,602
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	4,947,853
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	759,396
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(k)	6.75%	08/01/2031	900	585,000
Series 2017, RB(c)	6.75%	12/01/2042	2,100	1,807,964
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	363,654
Series 2022 A, RB(c)	6.13%	02/01/2050	455	393,959
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	3,420	3,448,515
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	622,230
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	393,600
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,681,055
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,644,638
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	834,236
				32,004,506
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(f)(h)	5.00%	01/01/2027	2,060	2,191,755
Total Municipal Obligations (Cost $944,368,274)				946,614,194
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $512,037)(n)			10,050	502,266
TOTAL INVESTMENTS IN SECURITIES(o)–152.32% (Cost $944,880,311)				947,116,460
FLOATING RATE NOTE OBLIGATIONS–(15.04)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 06/15/2029 to 04/01/2056(p)				(93,520,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.48)%				(233,084,292)
OTHER ASSETS LESS LIABILITIES–0.20%				1,301,004
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$621,813,172
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $55,501,867, which represented 8.93% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $25,105,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $2,477,877, which represented less than 1% of the Trust’s Net Assets.
(l)	Restricted security. The aggregate value of these securities at May 31, 2023 was $714,710, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(n)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$500,445	$-	$-	$1,821	$-	$502,266	$5,139

(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.88%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $137,786,404 are held by TOB Trusts and serve as collateral for the $93,520,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$946,614,194	$—	$946,614,194
Exchange-Traded Funds	502,266	—	—	502,266
Total Investments	$502,266	$946,614,194	$—	$947,116,460
Invesco Value Municipal Income Trust